DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Disaggregation of revenue
	For the nine months ended September 30, 2021	For the nine months ended September 30, 2020
TPT SpeedConnect	$5,867,005	$7,683,928
Blue Collar	1,241,060	877,607
TPT MedTech	479,967	7,706
San Diego Media and other	7,032	10,822
Aire Fitness	205,263	4,000
Total Services Revenue	$7,800,326	$8,584,063
K Telecom-Product Revenue	10,630	35,291
Total Revenue	$7,810,956	$8,619,354

	For the year ended December 31, 2020	For the year ended December 31, 2019
TPT SpeedConnect	$9,958,770	$8,002,875
Blue Collar	1,051,120	1,941,955
San Diego Media	14,405	23,683
TPT MedTech	30,484	-
Copperhead Digital	-	189,511
Other	-	749
Total Services Revenues	$11,054,779	$10,158,772
K Telecom – Product Revenue	39,391	53,605
Total Revenue	$11,094,170	$10,212,377

Potentially dilutive securities
	2020	2019
Convertible Promissory Notes	175,316,748	1,506,387,647
Series A Preferred Stock (1)	1,243,987,624	199,728,891
Series B Preferred Stock	2,588,693	2,588,693
Stock Options and warrants	4,333,333	6,333,333
	1,426,226,398	1,715,038,564

Derivative financial instruments
Derivative Instrument	Fair Value
Fair value of Auctus Convertible Promissory Note	$6,504,717
Fair value of EMA Financial Convertible Promissory Note	1,715,983
Fair value of Warrants issued with the derivative instruments	35,609
$8,256,309

Derivative Instrument	Fair Value
Fair value of Auctus Convertible Promissory Note	$4,227,656
Fair value of EMA Financial Convertible Promissory Note	1,001,780
Fair value of Warrants issued with the derivative instruments	35,703
$5,265,139

Schedule of common sock equivqlents
Convertible Promissory Notes	247,518,177
Series A Preferred Stock (1)	1,327,317,125
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	10,711,596
Stock Options and Warrants	3,333,333
1,591,468,923